Earnings (Loss) Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Basic and fully diluted income (loss) per common share:
Schedule of anti dilutive earning per share

	Six Months Ended
	June 30,
	2025	2024

Stock warrants	284,292	284,292
Stock options	128,860	126,557
Total shares excluded from calculation	413,152	410,849

	Years Ended December 31,
	2024	2023
Stock warrants	8,528,766	7,854,620
Stock options	3,594,202	2,584,599
Total shares excluded from calculation	12,122,968	10,439,219